Property, plant and equipment	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Property, plant and equipment
8.	Property, plant and equipment

(1) Property, plant and equipment

A reconciliation of the carrying amounts of property, plant and equipment for the years ended March 31, 2018 and 2019 was as follows:

Cost

	(Millions of yen)

	Land	Buildings and structures	Machinery, equipment and vehicles	Tools, furniture and fixtures	Construction in progress	Total
Balance as of March 31, 2017	30,611	129,637	201,568	129,327	15,612	506,755
Additions	1,334	1,377	178	4,563	60,962	68,414
Disposals and sales	(143)	(2,091)	(12,012)	(5,240)	(281)	(19,767)
Currency exchange differences	26	1,166	2,445	1,357	391	5,385
Reclassification	144	3,065	37,902	8,459	(49,205)	365

Balance as of March 31, 2018	31,972	133,154	230,081	138,466	27,479	561,152
Additions	556	1,706	2,440	4,345	42,498	51,545
Disposals and sales	(336)	(2,448)	(14,767)	(8,594)	(140)	(26,285)
Currency exchange differences	(10)	(728)	(1,990)	(928)	(277)	(3,933)
Reclassification	141	14,067	30,198	9,259	(53,789)	(124)

Balance as of March 31, 2019	32,323	145,751	245,962	142,548	15,771	582,355

Accumulated depreciation and impairment losses

	(Millions of yen)

	Land	Buildings and structures	Machinery, equipment and vehicles	Tools, furniture and fixtures	Construction in progress	Total
Balance as of March 31, 2017	—	92,490	150,126	112,405	27	355,048
Depreciation	—	3,166	19,396	9,395	—	31,957
Impairment losses	261	38	—	—	—	299
Disposals and sales	—	(2,001)	(10,907)	(5,085)	—	(17,993)
Currency exchange differences	—	735	1,920	1,088	—	3,743
Others	—	166	111	118	—	395

Balance as of March 31, 2018	261	94,594	160,646	117,921	27	373,449
Depreciation	—	3,837	25,128	10,625	—	39,590
Impairment losses	—	210	41	6	1,583	1,840
Disposals and sales	—	(2,186)	(9,868)	(8,331)	—	(20,385)
Currency exchange differences	—	(429)	(1,242)	(666)	—	(2,337)
Others	—	210	37	284	—	531

Balance as of March 31, 2019	261	96,236	174,742	119,839	1,610	392,688

Carrying amounts
	(Millions of yen)

	Land	Buildings and structures	Machinery, equipment and vehicles	Tools, furniture and fixtures	Construction in progress	Total
Balance as of March 31, 2017	30,611	37,147	51,442	16,922	15,585	151,707
Balance as of March 31, 2018	31,711	38,560	69,435	20,545	27,452	187,703
Balance as of March 31, 2019	32,062	49,515	71,220	22,709	14,161	189,667

Depreciation of property, plant and equipment is included in “Cost of goods sold” and “Selling, general and administrative expenses” in the consolidated statements of profit or loss. See Note 24 “Compensation and employee benefit expenses, depreciation and amortization” for more information.

The amount of assets pledged as collateral for interest-bearing debt or others is described in Note 14 “Borrowings.”

(2) Impairment losses

The Company assesses impairment losses for assets to be disposed of on an individual asset basis when the assets generate independent cash flows. Idle assets are also assessed individually as they no longer generate cash flows. Other assets are assessed for impairment by CGU at the smallest group of assets that generates cash flows independent of other assets.

The Company recognized impairment losses of 299 million yen and 1,840 million yen for the years ended March 31, 2018 and 2019, respectively. The impairment losses are included in “Other operating expenses” in the consolidated statements of profit or loss.

The impairment losses incurred for the year ended March 31, 2018 were related to certain land and buildings impaired to their recoverable amounts, which was the fair value less costs of disposal as measured by an external appraiser.

For the year ended March 31, 2019, construction in progress in the electronic components segment amounting to 1,583 million yen was impaired because certain assets were determined to have no further use and are expected to be disposed of. Such assets were impaired to carrying values of zero or to their respective recoverable amounts based on fair value less costs of disposal. The remaining impairment losses of 257 million yen were mainly related to buildings and structures of a subsidiary of the logistics segment. The book values of impaired assets were reduced to the recoverable amount due to deteriorated business performance.

(3) Property, plant and equipment held under finance leases

The carrying amounts of property, plant and equipment under finance lease agreements as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	Buildings and structures	Machinery, equipment and vehicles	Tools, furniture and fixtures	Total
Balance as of March 31, 2017	1,158	1,207	91	2,456
Balance as of March 31, 2018	1,084	1,182	66	2,332
Balance as of March 31, 2019	1,002	1,664	49	2,715

The balances are included in the carrying amounts of each corresponding category of asset in Note 8 (1) “Property, plant and equipment” above.